General (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
	Jun. 27, 2023	Jul. 31, 2023	Oct. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
General (Details) [Line Items]
Accumulated losses				$ (15,100)
Shareholders deficit				2,000
Simple agreements for future equity					$ 1,515
IPO [Member]
General (Details) [Line Items]
Gross proceeds				$ 7,800
Subsequent Event [Member]
General (Details) [Line Items]
Ordinary par value (in Dollars per share)		$ 0.02
Gross proceeds		$ 7,800
Subsequent Event [Member] | IPO [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)		1,950,000
Credit Facility Agreement [Member]
General (Details) [Line Items]
Aggregate initial amount			$ 625
Credit facility	$ 745